Cover Document	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Ciner Resources LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36062
Entity Tax Identification Number	46-2613366
Entity Address, Address Line One	Five Concourse Parkway
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	375-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	CINR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001575051
Amendment Flag	false
Document Period End Date	Dec. 22, 2021